Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 10 - Property and Equipment

Property and equipment at December 31, 2023 and 2022 consists of:

	December 31, 2023	December 31, 2022
Computer	$29,581	$24,061
Equipment	836,771	353,343
Software	96,517	81,676
Total property and equipment	962,869	459,080
Less: accumulated depreciation	(389,548)	(367,511)
Property and equipment, net	$573,321	$91,569

Depreciation expense for the years ended December 31, 2023 and 2022 totaled $65,399 and $37,923, respectively.